Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0000004977
Registrant Name	AFLAC INC
Registration File Number	333-281977
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES